Finance Results - Summary of Finance Results (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Results [line items]
Interest on principal amount reversed	R$ 177,423
Judicial deposit, monetary variation	101,583
Interest on other receivables	460,861	R$ 120,030	R$ 263,180
PIS and COFINS [member]
Disclosure of Financial Results [line items]
Interest on other receivables	R$ 93,243